EMPLOYEE BENEFIT PLANS - REGULATORY ASSETS AND AOCI (Details) - USD ($) $ in Thousands	12 Months Ended
	Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2018
Pension
Amounts amortized to net periodic costs:
Net actuarial (loss)	$ (10,424)	$ (5,765)	$ (7,537)
Prior service credit	(102)	(102)	(106)
OPEB
Amounts amortized to net periodic costs:
Net actuarial (loss)	(7,442)	(6,466)	(4,660)
Prior service credit	197	365	365
Regulatory Assets | Pension
Regulatory Assets and Accumulated Other Comprehensive Income (Loss)
Regulatory Assets, Balance at beginning of period	99,606	66,233
Amounts arising during the period, Net actuarial loss (gain)	11,953	38,137
Amounts amortized to net periodic costs:
Net actuarial (loss)	(7,893)	(4,662)
Prior service credit	(102)	(102)
Regulatory Assets, Balance at end of period	103,564	99,606	66,233
Regulatory Assets | OPEB
Regulatory Assets and Accumulated Other Comprehensive Income (Loss)
Regulatory Assets, Balance at beginning of period	111,629	68,685
Amounts arising during the period, Net actuarial loss (gain)	(21,974)	48,452
Amounts amortized to net periodic costs:
Net actuarial (loss)	(6,536)	(5,820)
Prior service credit	182	312
Regulatory Assets, Balance at end of period	83,301	111,629	68,685
Accumulated Other Comprehensive Income (Loss) | Pension
Regulatory Assets and Accumulated Other Comprehensive Income (Loss)
Accumulated Other Comprehensive Income (Loss), Balance at beginning of period	27,801	14,633
Amounts arising during the period, Net actuarial loss (gain)	7,731	14,271
Amounts amortized to net periodic costs:
Net actuarial (loss)	(2,528)	(1,103)
Prior service credit	0	0
Accumulated Other Comprehensive Income (Loss), Balance at end of period	33,004	27,801	14,633
Accumulated Other Comprehensive Income (Loss) | OPEB
Regulatory Assets and Accumulated Other Comprehensive Income (Loss)
Accumulated Other Comprehensive Income (Loss), Balance at beginning of period	16,328	7,659
Amounts arising during the period, Net actuarial loss (gain)	(1,614)	9,264
Amounts amortized to net periodic costs:
Net actuarial (loss)	(907)	(648)
Prior service credit	16	53
Accumulated Other Comprehensive Income (Loss), Balance at end of period	$ 13,823	$ 16,328	$ 7,659